Restructuring Charge	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGE

NOTE 4— RESTRUCTURING CHARGE

The Company recorded restructuring charges in the amount of $1,557, $1,699 and $8,506 for the years ended December 31, 2020, 2019 and 2018, respectively. The restructuring charges during the year ended December 31, 2020 were primarily related to impairment of certain acquired tradename intangibles associated with the Company’s brand realignment across its subsidiary companies to provide greater external consistency and affiliation. The restructuring charges during the year ended December 31, 2019 were primarily related to severance costs for magicJack employees from a reduction in workforce and lease termination costs in the Principal Investments – United Online and magicJack segment. The restructuring charges during the year ended December 31, 2018 were primarily related to severance costs and lease loss accruals for the planned consolidation of office space related to operations in the Capital Markets and Wealth Management segments and the rebrand of B. Riley Wealth Management.

The following tables summarize the changes in accrued restructuring charge during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Balance, beginning of year	$1,600	$3,855	$2,600
Restructuring charge	1,557	1,699	8,506
Cash paid	(901)	(4,150)	(4,667)
Non-cash items	(1,529)	196	(2,584)
Balance, end of year	$727	$1,600	$3,855

The following tables summarize the restructuring activities by reportable segment during the years ended December 31, 2020, 2019 and 2018:

					Principal
			Auction		Investments -
	Capital	Wealth	and	Financial	United Online
	Markets	Management	Liquidation	Consulting	and magicJack	Corporate	Total
Restructuring charges for the year ended December 31, 2020:
Impairment of intangible assets	$917	$—	$140	$500	$—	$—	$1,557
Total restructuring charge	$917	$—	$140	$500	$—	$—	$1,557

Restructuring charges for the year ended December 31, 2019:
Employee termination costs	$—	$—	$—	$—	$1,594	$—	$1,594
Facility closure and consolidation charge (recovery)	—	(4)	—	—	109	—	105
Total restructuring charge	$—	$(4)	$—	$—	$1,703	$—	$1,699

Restructuring charges for the year ended December 31, 2018:
Employee termination costs	$29	$4,150	$—	$—	$338	$—	$4,517
Impairment of intangible assets	—	1,070	—	—	—	—	1,070
Facility closure and consolidation charge (recovery)	1,345	1,784	—	—	—	(210)	2,919
Total restructuring charge	$1,374	$7,004	$—	$—	$338	$(210)	$8,506